Segment and corporate information	6 Months Ended
Jun. 30, 2023
Segment and corporate information
Segment and corporate information

13.    Segment and corporate information

Effective as of January 1, 2023, the Company commenced reporting reflecting its new global operating model in which the Company reorganized its business into two global operating, and reportable, segments: the Care Enablement segment and the Care Delivery segment. The operating segments are determined based upon how the Company manages its businesses and allocates resources with responsibilities by products and services and is aligned to the financial information that is presented on a quarterly basis to the chief operating decision maker. The Care Enablement segment is primarily engaged in the distribution of products and equipment, including research and development, manufacturing, supply chain and commercial operations, as well as supporting functions, such as regulatory and quality management. The Care Delivery segment is primarily engaged in providing health care services for the treatment of ESRD and other extracorporeal therapies, including value and risk-based care programs. Care Delivery also includes the pharmaceutical products business and the income from equity method investees related to the sale of certain renal pharmaceuticals from Vifor Fresenius Medical Care Renal Pharma Ltd. in the U.S., which are used in the Company’s clinics to provide health care services to its patients.

The Company’s Global Medical Office, which seeks to optimize medical treatments and clinical processes within the Company and supports both Care Delivery and Care Enablement, is centrally managed and its profit and loss are allocated to the segments. Similarly, the Company allocates costs related primarily to headquarters’ overhead charges, including accounting and finance as well as certain human resources, legal and IT costs, as the Company believes that these costs are attributable to the segments and used in the allocation of resources to Care Delivery and Care Enablement. These costs are allocated at budgeted amounts, with the difference between budgeted and actual figures recorded at the corporate level. However, certain costs, which relate mainly to shareholder activities, management activities, global internal audit and the remeasurement of certain investments are not allocated to a segment but are accounted for as corporate expenses. These activities do not fulfill the definition of a segment according to IFRS 8, Operating Segments and are reported separately as Corporate (Corporate). Financing is a corporate function which is not controlled by the operating segments. Therefore, the Company does not include interest expense relating to financing as a segment measurement. In addition, the Company does not include income taxes as it believes taxes are outside the segments’ control.

Management evaluates each segment using measures that reflect all of the segment’s controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate measures are revenue and operating income. The Company transfers products between segments at fair market value. The associated internal revenues and expenses and any remaining internally generated profit or loss for the product transfers are recorded within the operating segments initially, are eliminated upon consolidation and are included within “Inter-segment eliminations.” Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations.

Information pertaining to the Company’s segment and Corporate activities for the three and six months ended June 30, 2023 and 2022 is set forth below. Following the change in the composition of the Company’s reportable segments, the information presented for the prior period has been restated in accordance with IFRS 8:

Segment and corporate information

in € THOUS

		Care	Total	Inter-segment
	Care Delivery	Enablement	Segment	eliminations	Corporate	Total
Three months ended June 30, 2023
Revenue from health care services (1)	3,671,802	—	3,671,802	—	—	3,671,802
Revenue from health care products (1)	43,914	943,550	987,464	—	—	987,464
Revenue from contracts with customers (1)	3,715,716	943,550	4,659,266	—	—	4,659,266
Revenue from insurance contracts (1)	156,826	—	156,826	—	—	156,826
Revenue from lease contracts (1)	—	9,184	9,184	—	—	9,184
Revenue from external customers	3,872,542	952,734	4,825,276	—	—	4,825,276
Inter-segment revenue	—	372,006	372,006	(372,006)	—	—
Revenue	3,872,542	1,324,740	5,197,282	(372,006)	—	4,825,276
Operating income (loss)	384,254	1,536	385,790	(3,880)	(25,283)	356,627
Interest						(80,543)
Income before income taxes						276,084
Depreciation and amortization	(283,026)	(115,438)	(398,464)	9,866	(17,466)	(406,064)
Impairment loss	(20,189)	(7,938)	(28,127)	—	—	(28,127)
Income (loss) from equity method investees	45,550	2,720	48,270	—	—	48,270
Additions of property, plant and equipment, intangible assets and right-of-use assets (1)	197,342	107,594	304,936	—	10,781	315,717
Three months ended June 30, 2022
Revenue from health care services (1)	3,640,283	—	3,640,283	—	—	3,640,283
Revenue from health care products (1)	39,662	910,064	949,726	—	—	949,726
Revenue from contracts with customers (1)	3,679,945	910,064	4,590,009	—	—	4,590,009
Revenue from insurance contracts (1)	141,637	—	141,637	—	—	141,637
Revenue from lease contracts (1)	—	25,034	25,034	—	—	25,034
Revenue from external customers	3,821,582	935,098	4,756,680	—	—	4,756,680
Inter-segment revenue	—	383,199	383,199	(383,199)	—	—
Revenue	3,821,582	1,318,297	5,139,879	(383,199)	—	4,756,680
Operating income (loss)	433,080	(10,511)	422,569	1,796	(83,855)	340,510
Interest						(71,579)
Income before income taxes						268,931
Depreciation and amortization	(298,656)	(113,194)	(411,850)	3,668	(13,834)	(422,016)
Impairment loss	(551)	(42)	(593)	—	(141)	(734)
Income (loss) from equity method investees	24,088	(4,721)	19,367	—	—	19,367
Additions of property, plant and equipment, intangible assets and right- of-use assets (1)	223,338	83,923	307,261	—	15,572	322,833

Segment and corporate information (continued)

in € THOUS

		Care		Inter-segment
	Care Delivery	Enablement	Total Segment	eliminations	Corporate	Total
Six months ended June 30, 2023
Revenue from health care services(1)	7,244,137	—	7,244,137	—	—	7,244,137
Revenue from health care products(1)	86,730	1,877,303	1,964,033	—	—	1,964,033
Revenue from contracts with customers(1)	7,330,867	1,877,303	9,208,170	—	—	9,208,170
Revenue from insurance contracts(1)	297,222	—	297,222	—	—	297,222
Revenue from lease contracts(1)	—	24,102	24,102	—	—	24,102
Revenue from external customers	7,628,089	1,901,405	9,529,494	—	—	9,529,494
Inter-segment revenue	—	733,864	733,864	(733,864)	—	—
Revenue	7,628,089	2,635,269	10,263,358	(733,864)	—	9,529,494
Operating income (loss)	668,739	(22,939)	645,800	(13,132)	(15,104)	617,564
Interest						(163,115)
Income before income taxes						454,449
Depreciation and amortization	(571,255)	(230,473)	(801,728)	19,582	(35,523)	(817,669)
Impairment loss	(22,105)	(32,231)	(54,336)	—	—	(54,336)
Income (loss) from equity method investees	71,651	4,133	75,784	—	—	75,784
Total assets(1)	40,909,915	14,883,693	55,793,608	(30,077,381)	9,243,911	34,960,138
thereof investment in equity method investees(1)	360,550	335,838	696,388	—	—	696,388
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	385,828	216,883	602,711	—	23,593	626,304

Six months ended June 30, 2022
Revenue from health care services(1)	7,132,798	—	7,132,798	—	—	7,132,798
Revenue from health care products(1)	80,244	1,781,464	1,861,708	—	—	1,861,708
Revenue from contracts with customers(1)	7,213,042	1,781,464	8,994,506	—	—	8,994,506
Revenue from insurance contracts(1)	255,929	—	255,929	—	—	255,929
Revenue from lease contracts(1)	—	54,614	54,614	—	—	54,614
Revenue from external customers	7,468,971	1,836,078	9,305,049	—	—	9,305,049
Inter-segment revenue	—	749,488	749,488	(749,488)	—	—
Revenue	7,468,971	2,585,566	10,054,537	(749,488)	—	9,305,049
Operating income (loss)	730,578	58,677	789,255	(6,862)	(94,215)	688,178
Interest						(140,676)
Income before income taxes						547,502
Depreciation and amortization	(592,025)	(223,358)	(815,383)	7,150	(27,949)	(836,182)
Impairment loss	(2,711)	(930)	(3,641)	—	(1,884)	(5,525)
Income (loss) from equity method investees	40,330	(10,476)	29,854	—	—	29,854
Total assets(1)	41,789,859	13,956,883	55,746,742	(28,062,867)	8,385,851	36,069,726
thereof investment in equity method investees(1)	436,001	298,733	734,734	—	—	734,734
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	412,178	159,907	572,085	—	29,763	601,848

(1)

These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.